Disclosure of sharebased compensation arrangements by sharebased payment award nonvested (Details) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Non-vested options outstanding		135,006
Non-vested options outstanding - Weighted average Grant-Date Fair Value		€ 1.45
Non-vested options granted	500,000
Non-vested options granted - Weighted average Grant-Date Fair Value	€ 1.32
Non-vested options vested	(67,503)
Non-vested options vested - Weighted average Grant-Date Fair Value	€ 1.45